CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Stockholders Deficit SOBR Safe Inc [Member]	Noncontrolling Interest
Balance, Shares at Dec. 31, 2019		2,150,996
Balance, Amount at Dec. 31, 2019	$ (3,593,121)	$ 22	$ 0	$ 15,971,435	$ (19,511,168)	$ (3,539,711)	$ (53,410)
Common Stock Issued Upon Conversion Of Convertible Preferred Stock To Common Stock, Shares		900,000	(2,700,000)
Common Stock Issued For Executive Compensation, Amount	76,480	$ 1	$ 0	76,480	0	76,480	0
Common Stock Issued Due To Stock Warrants Exercise, Shares		151,366
Common Stock Issued Due To Stock Warrants Exercise, Amount	65,728	$ 2	0	65,726	0	65,728	0
Common Stock Issued For Asset Purchase, Shares		4,000,000
Common Stock Issued For Asset Purchase, Amount	27,120,000	$ 40	0	27,119,960	0	27,120,000	0
Common Stock Issued To Settle Accounts Payable And Accrued Expenses, Shares		53,132
Common Stock Issued To Settle Accounts Payable And Accrued Expenses, Amount	265,677	$ 1	0	265,676	0	265,677	0
Common Stock Issued To Settle Related Party Payables, Shares		86,717
Common Stock Issued To Settle Related Party Payables, Amount	579,814	$ 1	0	579,813	0	579,814	0
Common Stock Issued To Settle Related Party Debt, Shares		216,246
Common Stock Issued To Settle Related Party Debt, Amount	826,964	$ 2	0	826,962	0	826,964	0
Common Stock Issued To Settle Non-related Party Debt, Shares		23,483
Common Stock Issued To Settle Non-related Party Debt, Amount	166,526	$ 0	0	166,526	0	166,526	0
Common Stock Issued Upon Conversion Of Convertible Preferred Stock To Common Stock, Amount	0	$ 9	$ 27	0	0	0	0
Common Stock Issued Upon Conversion Of Related Party Debt And Accrued Interest, Shares		1,034,343
Common Stock Issued Upon Conversion Of Related Party Debt And Accrued Interest, Value	1,551,514	$ 10		1,551,504		1,551,514
Series A-1 Convertible Preferred Stock Issued For Cash, Shares			2,700,000
Series A-1 Convertible Preferred Stock Issued For Cash, Amount	2,700,000	0	$ 27	2,699,973	0	2,700,000	18
Paid-in Capital - Fair Value Of Stock Options Vested	239,476	0	0	239,476	0	239,476	0
Paid-in Capital - Fair Value Of Stock Warrants Granted	915,124	0	0	915,124	0	915,124	0
Paid-in Capital - Gain On Related Party Payables Conversion	272,299	0	0	272,299	0	272,299	0
Paid-in Capital - Gain On Related Party Debt Conversion	124,291	0	0	124,291	0	124,291	0
Paid-in Capital - Loss On Debt Extinguishment	390,409	0	0	390,409	0	390,409	0
Paid-in Capital - Beneficial Conversion Feature	1,407,675	0	0	1,407,675	0	1,407,675	0
Dividends - Series A-1 Convertible Preferred Stock	(107,880)				(107,880)	(107,880)
Net Loss	(29,982,292)	$ 0	0	0	(29,982,172)	(29,982,172)	(120)
Balance, Shares at Dec. 31, 2020		8,640,678
Balance, Amount at Dec. 31, 2020	3,039,484	$ 87	0	52,694,147	(49,601,220)	3,093,014	(53,530)
Common Stock Issued Upon Conversion Of Convertible Preferred Stock To Common Stock, Amount	19,258	1	0	19,258	0	19,258	0
Paid-in Capital - Beneficial Conversion Feature	909,214	0	0	909,214	0	909,214	0
Net Loss	(7,870,378)	$ 0	0	0	(7,870,272)	(7,870,272)	(106)
Common Stock Issued To Settle Dividends - Series A-1 Convertible Preferred Stock, Shares		14,390
Common Stock Issued To Settle Dividends - Series A-1 Convertible Preferred Stock, Amount	107,880	$ 0	0	107,880	0	107,880	0
Common Stock Issued For Facility Lease, Shares		5,333
Common Stock Issued For Facility Lease, Amount	49,600	$ 0	0	49,600	0	49,600	0
Common Stock Issued To Settle Common Stock Subscriptions Payable, Value	145,805			145,805		145,805
Common Stock Issued To Settle Common Stock Subscriptions Payable, Shares		34,806
Common Stock Issued Upon Exercise Of Stock Warrants, Value	$ 88,470			88,469		88,470
Common Stock Issued Upon Exercise Of Stock Warrants, Shares		58,980
Common Stock Issued Upon Exercise Of Stock Options, Shares	106,667	24,368
Paid-in Capital - Fair Value Of Stock Options And Restricted Stock Units Vested	$ 1,087,318	$ 0	0	1,087,318	0	1,087,318	0
Paid-in Capital - Relative Fair Value Of Stock Warrants Granted	1,939,756	$ 0	0	1,939,756	0	1,939,756	0
Balance, Shares at Dec. 31, 2021		8,778,555
Balance, Amount at Dec. 31, 2021	$ (483,593)	$ 88	$ 0	$ 57,041,447	$ (57,471,492)	$ (429,957)	$ (53,636)